As filed with the Securities and Exchange Commission on November 15, 1995

                                                               File No. 33-09645
                                                               File No. 811-4881
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 33

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No.
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                             NORWEST ADVANTAGE FUNDS
     (Formerly "Norwest Funds" and prior thereto "Prime Value Funds, Inc.")
             (Exact Name of Registrant as Specified in its Charter)

                     61 Broadway, New York, New York  10006
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 363-3301
--------------------------------------------------------------------------------

                            David I. Goldstein, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine  04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C.  20005
--------------------------------------------------------------------------------

             It is proposed that this filing will become effective:

 X        immediately upon filing pursuant to Rule 485, paragraph (b)
----
          on [  ] pursuant to Rule 485, paragraph (b)
----
          60 days after filing pursuant to Rule 485, paragraph (a)(i)
----
          on [  ] pursuant to Rule 485, paragraph (a)(i)
----
          75 days after filing pursuant to Rule 485, paragraph (a)(ii)
----
          on [  ] pursuant to Rule 485, paragraph (a)(ii)
----
          this post-effective amendment designates a new effective date for a
----      previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for the most recent fiscal year of its various portfolios on July 31, 1995.
INTERNATIONAL FUND OF REGISTRANT IS CURRENTLY STRUCTURED AS A MASTER-FEEDER FUND. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE MASTER FUND, INTERNATIONAL PORTFOLIO, A SERIES OF CORE TRUST (DELAWARE).

                         Calculation of Registration Fee



                             NORWEST ADVANTAGE FUNDS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Proposed
                                              Title of            Amount of        Maximum          Proposed            Amount
                                             Securities           Securities       Offering          Maximum              of
                                                Being               Being         Price per         Offering         Registration
         Series of Registrant                Registered           Registered      Share (1)         Price (2)           Fee(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Cash Investment Fund                   Shares of Beneficial     297,282,400        $1.00        $297,282,400.00      $  59,457
                                              Interest
 U.S. Government Fund                   Shares of Beneficial     817,535,380        $1.00         817,535,380.00        163,507.07
                                              Interest
 Treasury Fund                          Shares of Beneficial     222,961,800        $1.00         222,961,800.00         44,592.36
                                              Interest
 Ready Cash Investment Fund             Shares of Beneficial     914,152,160        $1.00         914,152,160.00        182,830.43
                                              Interest
 Municipal Money Market Fund            Shares of Beneficial     431,059,480        $1.00         431,059,480.00         86,211.89
                                              Interest
                                                               -------------                   -----------------       -----------
                                 TOTAL                         2,682,991,220                   $2,682,991,220.00       $536,598.23
-----------------------------------------------------------------------------------------------------------------------------------

(1) Computed under Rule 457(d) of the Securities Act of 1933, as amended, on the basis of the offering price per share at the close of business on November 9, 1995.

(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended.

(3) The table below shows the number of shares that were redeemed during the previous fiscal year each of Registrant's separate series, or classes thereof. All of these redeemed shares were used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) and no shares are used for the reduction of the fee herewith.

          Cash Investment Fund                     12,563,069,929
          U.S. Government Fund                      5,885,641,030
          Treasury Fund                             3,267,938,679
          Ready Cash Investment Fund                1,796,292,047
          Municipal Money Market Fund               1,491,147,335

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, State of Maine on the 14th day of November, 1995.

                                        NORWEST ADVANTAGE FUNDS


                                        By: /s/ John Y. Keffer
                                           ---------------------
                                             John Y. Keffer
                                             President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of November, 1995.

     SIGNATURES                         TITLE

(a)  Principal Executive Officer

     /s/ John Y. Keffer                 Chairman and President
     --------------------------
     John Y. Keffer

(b)  Principal Financial and
     Accounting Officer

     /s/ Michael D. Martins             Treasurer, Principal Financial
     --------------------------         and Accounting Officer
     Michael D. Martins

(c)  A Majority of the Trustees

     /s/ John Y. Keffer                 Chairman
     --------------------------
     John Y. Keffer

     James C. Harris                    Trustee
     Richard M. Leach                   Trustee
     Donald H. Burkhart                 Trustee
     Robert C. Brown                    Trustee

     By:   /s/ John Y. Keffer
          ---------------------
          John Y. Keffer
          Attorney in Fact

                                        Trustee
     -------------------------
     Donald C. Willeke

                                        Trustee
     -------------------------
     Timothy J. Penny

                               SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds to be signed in the City of Portland, State of Maine on the 14th day of November, 1995.

                                        CORE TRUST (DELAWARE)



                                        By: /s/ John Y. Keffer
                                           ----------------------
                                             John Y. Keffer
                                             President

This amendment to the Registration Statement of Norwest Advantage Funds (to the extent applicable to International Fund thereof and no other series of Norwest Advantage Funds) has been signed below by the following persons in the capacities indicated on the 14th day of November, 1995.

     SIGNATURES                         TITLE

(a)  Principal Executive Officer

     /s/ John Y. Keffer                 Chairman and President
     --------------------------
     John Y. Keffer

(b)  Principal Financial and Accounting Officer

     /s/ Michael D. Martins             Treasurer, Principal Financial
     --------------------------         and Accounting Officer
     Michael D. Martins

(c)  A Majority of the Trustees

     /s/ John Y. Keffer                 Chairman
     --------------------------
     John Y. Keffer

     J. Michael Parish                  Trustee
     James C. Cheng                     Trustee
     Costas Azariadis                   Trustee

     By:   /s/ John Y. Keffer
          ------------------------
           John Y. Keffer
           Attorney in Fact

                                INDEX TO EXHIBITS


Exhibit                  Description
-------                  ------------

10                       Opinion of Counsel

Other Exhibit            Power of Attorney of  James C. Harris

Other Exhibit            Power of Attorney of  Richard M. Leach

Other Exhibit            Power of Attorney of  Robert C. Brown

Other Exhibit            Power of Attorney of  Donald H. Burkhardt

Other Exhibit            Power of Attorney of  J. Michael Parish

Other Exhibit            Power of Attorney of  James C. Cheng

Other Exhibit            Power of Attorney of  Costas Azariadis